Inventories (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016
Inventories
Finished products	$ 511,789	$ 553,634
Raw materials and work-in-process	237,903	253,662
Materials and supplies	171,330	178,387
Total	$ 921,022	$ 985,683